Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 10,000
Up-front milestone receivable recognized during the period		$ 20,000
Amount recognized as revenue in the period		(10,000)
Balance as of the end of the period	$ 10,000	$ 10,000